Income Taxes (Schedule Of Components Of Income Tax Expense/(Benefit))(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current, Federal	$ (9,011)	$ (5,304)	$ (29,507)
Current, State	(13,792)	(9,725)	6,196
Current, Foreign	10	33	0
Deferred, Federal	4,169	(59,417)	49,254
Deferred, State	(13,508)	(10,848)	(10,107)
Deferred, Foreign	(37)	(1)	0
Total income tax expense/(benefit)	$ (32,169)	$ (85,262)	$ 15,836